CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 32,867	$ 31,698	$ 16,651	$ 40,785	$ 137,601
Cost of sales	27,696	24,221	12,623	32,676	108,224
Gross margin	5,171	7,477	4,028	8,109	29,377
Operating expenses:
Selling, general and administrative expenses	20,951	11,256	5,260	13,103	78,695
Contingent earnout expense			0	0	11,337
Transaction expenses	46	2,417	0	9,944	5,016
Research and development	1,724	996	387	2,008	4,516
Operating income (loss)	(17,550)	(7,192)	(1,619)	(16,946)	(70,187)
Interest expense, net	1,452	1,421	76	1,072	6,456
Other (income) expense, net	1,180	87	23	15	(3,837)
Income (loss) before income taxes	(20,182)	(8,700)	(1,718)	(18,033)	(72,806)
Income tax expense (benefit)	(2,889)	(1,026)	(384)	(3,659)	(11,269)
Net income (loss)	$ (17,293)	$ (7,674)	$ (1,334)	$ (14,374)	$ (61,537)
Net income (loss) per share, diluted (in dollars per share)	$ (0.28)	$ (0.21)	$ 0	$ (0.39)	$ (1.36)
Net income (loss) per share, basic (in dollars per share)	$ (0.28)	$ (0.21)	$ 0	$ (0.39)	$ (1.36)
Weighted-average shares outstanding:
Basic (in shares)	62,690,869	37,200,000	0	37,200,000	45,082,544
Diluted (in shares)	62,690,869	37,200,000	0	37,200,000	45,082,544
Comprehensive income (loss):
Foreign currency translation gain (loss), net of tax	$ (128)	$ (231)	$ 2	$ 506	$ (403)
Total other comprehensive income (loss), net of tax	(128)	(231)	2	506	(403)
Total comprehensive income (loss)	$ (17,421)	$ (7,905)	$ (1,332)	$ (13,868)	$ (61,940)